Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of the following:

	For the Years Ended
	December 31,
	2025	2024
United States	$(5,560,443)	$865,102
Foreign	(34,470,812)	(4,756,192)
Income (loss) before income taxes	$(40,031,255)	$(3,891,090)

Schedule of Provision (Benefit) for Income Taxes

The Company is subject to income taxes in U.S. federal, state, and foreign jurisdictions. The provision (benefit) for income taxes in the accompanying consolidated financial statements is comprised of the following:

	For the Years Ended
	December 31,
	2025	2024
Current taxes:
Federal	$-	$-
State	-	40,714
Foreign	-	99,299
Total current taxes	-	140,013

Deferred taxes:
Federal	-	-
State	-	-
Foreign	(216,234)	(107,105)
Total deferred taxes	(216,234)	(107,105)
Income tax expense (benefit)	$(216,234)	$32,908

Schedule of Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate of 21% to the Company’s effective income tax rate, post the adoption of ASU 2023-09, is as follows:

	For the Years Ended
	2025	2024
Income tax expense (benefit) using U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.1%	5.0%
Foreign tax effects
Australia
Statutory tax rate difference	3.6%	1.0%
Fair value loss on convertible notes	-16.2%	0.0%
Change in valuation allowance	-9.2%	0.0%
Capital loss carryforwards	3.7%	0.0%
Other	-0.4%	0.0%
Nontaxable or nondeductible items	-0.6%	0.0%
Changes in valuation allowance	-1.5%	-19.0%
Permanent Difference	0.0%	-3.0%
Research and development tax incentive	0.0%	-5.0%
Other	0.0%	0.0%
Income tax expense (benefit) and effective tax rate	0.5%	0.0%

Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2025	2024
Net operating loss carryforward	$4,337,890	$303,257
Unrealized Gain (Loss)	-	293,707
Capitalized transaction costs	1,829,760	77,225
Accrued expenses	36,117	78,878
Stock based compensation	378,290	65,208
Lease liabilities	1,247,725	-
Total deferred tax assets	7,829,782	818,275
Less valuation allowance	(5,283,165)	(733,310)
Net deferred tax asset	2,546,617	84,965

Intangibles	-	(412,500)
Right-of -use asset	(1,785,219)	-
Other deferred tax liabilities	(761,398)	-
Total deferred tax liabilities	(2,546,617)	(412,500)

Net deferred tax liability	$-	$(327,535)